CASH, CASH EQUIVALENTS AND OTHER INVESTMENTS - NON CURRENT AND CURRENT (Other investments) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Cash, cash equivalents and other investments [Abstract]
Investments in companies under cost method	$ 252	$ 252
Investments in debt instruments	6,943	3,128
Other investments, net – Non-current	$ 7,195	$ 3,380